Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of segment’s revenue and gross profit
Fiscal year ended March 31, 2022
	Healthcare products	Automobile	Online store	Internet information and advertising service	Consolidated
Revenues	$30,323,831	$20,611,775	$28,014,109	$10,538,943	$89,488,658
Cost	$(30,538,282)	$(20,380,773)	$(25,844,918)	$(9,013,219)	$(85,777,192)
Segment gross profit	$(214,451)	$231,002	$2,169,191	$1,525,724	$3,711,466
Segment gross profit margin	(0.7)%	1.1%	7.7%	14.5%	4.1%